Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net loss	$ (7,308)	$ (22,027)	$ (23,770)	$ (24,728)	$ (21,401)
Loss attributed to non controlling interests				(4,215)	(520)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants and other financial instruments	(2,219)	6,987	6,018	(2,166)	(3,335)
Depreciation	44	77	96	123	133
Amortization of license agreement	73	73	98	97	98
Rent loss accrual				(60)	(163)
Stock-based compensation	550	650	952	778	1,086
Changes in operating assets and liabilities:
Restricted cash	55	65	65	(140)
Prepaid expenses and other current assets	62	232	457	(210)	(78)
Accounts payable, accrued expenses and other payables	(234)	(4,000)	(4,343)	1,852	782
Net cash used in operating activities	(8,977)	(17,943)	(20,427)	(28,669)	(23,398)
Investing activities:
Proceeds from sale of available-for-sale securities				753	23,456
Purchase of available-for-sale securities					(4,314)
Proceeds from sale of marketable securities held by Symphony ViDA, Inc				2,286	(14,663)
Purchase of furniture, fixtures and equipment				(109)	(113)
Proceeds from sale of fixed assets				4
Changes in other assets		40	3		137
Net cash provided by investing activities		40	3	2,934	4,503
Financing activities:
Proceeds from issuance of common stock, net of acquisition costs	17,019	10,380	11,044	9,029	14,691
Proceeds from Symphony ViDA acquisition, net of acquisition costs				12,289
Proceeds from purchase of noncontrolling interest by shareholders in Symphony ViDA, Inc., net of fees					13,952
Proceeds from exercise of employee stock plans		45	50	74
Net cash provided by financing activities	17,019	10,425	11,094	21,392	28,643
(Decrease) increase in cash and cash equivalents	8,042	(7,478)	(9,330)	(4,343)	9,748
Cash and cash equivalents at beginning of period	4,602	13,932	13,932	18,275	8,527
Cash and cash equivalents at end of period	12,644	6,454	4,602	13,932	18,275
Non- cash Disclosures:
Fair market value of stock issued in exchange for warrants	5,381
Fair market value reclassification of CEFF warrants to equity in connection with warrant exchange	3
Fair market value of private placement warrants at issuance		11,868	11,868	4,055	6,111
Fair market value reclassification of CEFF warrants to liabilities in connection with private placement		103	103	155
Fair market value of warrants at exercise		5,043	7,645
Stock issued as consideration for Symphony ViDA, Inc. purchase options					$ 4,000